Note 9 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment

Reconciliation of the Carrying Amounts of Property and Equipment

	Office properties	Equipment	Leasehold improvements	Furniture and fixtures	Total
Net book value as of January 1, 2023	$6,308	$8,097	$127	$90	$14,623
Additions	1,829	6,356	—	44	8,229
Depreciation	(1,664)	(4,841)	(116)	(40)	(6,660)
Effect of movements in exchange rates	(131)	23	2	(10)	(116)
Net book value as of December 31, 2023	6,343	9,635	14	83	16,074
Additions	1,137	26,121	—	20	27,278
Depreciation	(1,838)	(7,034)	(14)	(34)	(8,921)
Effect of movements in exchange rates	(41)	(328)	—	(6)	(375)
Net book value as of December 31, 2024	$5,600	$28,393	$—	$65	$34,058

As of December 31, 2023:
Cost	$15,405	$36,753	$1,725	$859	$54,742
Accumulated depreciation and impairment	$(9,063)	$(27,118)	$(1,711)	$(776)	$(38,669)
As of December 31, 2024:
Cost	$16,517	$61,508	$1,710	$779	$80,514
Accumulated depreciation and impairment	$(10,916)	$(33,115)	$(1,710)	$(714)	$(46,456)

Disclosure of Detailed Information About the Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

• Office properties: Up to 7 years.

• Equipment: Up to 10 years, or term of lease contract.

• Leasehold improvements: Up to 6 years, or term of lease contract.

• Furniture and fixtures: Up to 5 years.